                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)

             or fiscal year ending:  12/31/14     (b)

Is this a transition report?  (Y/N):                                  N

                                                                    -----

                                                                     Y/N

Is this an amendment to a previous filing? (Y/N):                     N

                                                                    -----

                                                                     Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

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1. A. Registrant Name:    Variable Annuity Account G of Voya Retirement
Insurance and Annuity Company

   B. File Number: 811-05906

   C. Telephone Number: 770-980-5386

2. A. Street: One Orange Way

   B. City: Windsor   C. State: CT     D. Zip Code: 06095   Zip Ext: 4774

   E. Foreign Country              Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)         N

                                                                    -----

                                                                     Y/N

4. Is this the last filing on this form by Registrant? (Y/N)          N

                                                                    -----

                                                                     Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)    N

   [If answer is "Y" (Yes), complete only items 89 through 110.]    -----

                                                                     Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)                 Y

   [If answer is "Y" (Yes), complete only items 111 through 132.]   -----

                                                                     Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)     N

      [If answer is "N" (No), go to item 8.]                        -----

                                                                     Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?

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For period ending   12/31/14                      If filing more than one

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File number 811-    05906                        ------------------------

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UNIT INVESTMENT TRUSTS

111. A.  [] Depositor Name: Voya Retirement Insurance and Annuity Company

     B.  [/] File Number (If any):

     C.  [/] City:      State:       Zip Code:       Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

112. A.  [/] Sponsor Name:

     B.  [/] File Number (If any):

     C.  [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

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For period ending   12/31/14                      If filing more than one

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File number 811-    05906                        ------------------------

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113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext:

        [/] Foreign Country: Foreign Postal Code:

114. A. [] Principal Underwriter Name: Voya Financial Partners, LLC

     B. [/] File Number:

     C. [/] City:      State:      Zip Code:      Zip Ext:

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City: State: Zip Code: Zip Ext:

        [/] Foreign Country: Foreign Postal Code:

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For period ending   12/31/14                      If filing more than one

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File number 811-    05906                        ------------------------

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116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?
(Y/N)

     B. [/] Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for
purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)

     If answer is "Y" (Yes),  are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)

     C. [/] Scheduled premium variable life contracts? (Y/N)

     D. [/] Flexible premium variable life contracts? (Y/N)

     E. [/] Other types of insurance products registered under the
Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period

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For period ending   12/31/14                      If filing more than one

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File number 811-    05906                        ------------------------

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123. [/] State the total value of the additional units

         considered in answering item 122 ($000's omitted)          $

                                                                    -----

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series

         during the current period (the value of these units

         is to be measured on the date they were placed in the

         subsequent series) ($000's omitted)                        $

                                                                    -----

125. [/] State  the  total  dollar  amount  of sales  loads

         collected  (before reallowances  to  other  brokers

         or dealers) by  Registrant's principal underwriter

         and any  underwriter  which  is an  affiliated

         person of the principal  underwriter  during the

         current period solely from the sale of units of all

         series of Registrant ($000's omitted)                      $

                                                                    -----

126.   Of the amount shown in item 125, state the total dollar

       amount of sales loads collected from secondary market

       operations in Registrant's units (include the sales loads,

       if any, collected on units of a prior series placed in

       the portfolio of a subsequent series). ($000's omitted)      $ 0

                                                                    -----

127.   List opposite the appropriate description below the

       number of series whose portfolios are invested primarily

       (based upon a percentage of NAV) in each type of security

       shown, the aggregate total assets at market value as of

       a date at or near the end of the current period of each

       such group of series and the total income distributions

       made by each such group of series during the current

       period (excluding distributions of realized gains,

       if any):

	Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A. U.S. Treasury direct issue		$	$
B. U.S. Government agency		$	$
C. State and municipal tax-free		$	$
D. Public utility debt		$	$
E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$	$
F. All other corporate intermed. and long-term debt		$	$
G. All other corporate short-term debt		$	$
H. Equity securities of brokers or dealers or parents of brokers or dealers		$	$
I. Investment company equity securities		$	$
J. All other equity securities	1	$ 24,877	$
K. Other securities		$	$
L. Total assets of all series of Registrants	1	$ 24,877	$

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For period ending   12/31/14                      If filing more than one

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File number 811-    05906                        ------------------------

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128. [/] Is the timely payment of principal and interest on any of the portfolio securities  held by any of  Registrant's

         series at the end of the current period  insured or

         guaranteed  by an entity  other than the issuer?  (Y/N)  -------

                                                                    Y/N

         [If the answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any  instrument  covered in item 128 delinquent or in default as to payment of  principal

         or interest at the end of the current period?  (Y/N)     -------

                                                                    Y/N

         [If the answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?  (Y/N) -------

                                                                    Y/N

131. Total expenses incurred by all series of Registrant during the

     current reporting period ($000's omitted)                     $ 341

                                                                  -------

132. [/] List of "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed by the depositor on behalf of the registrant in the
City of Atlanta and State of Georgia on the 25th day of February 2015.

                                  ---------------------------------------

                                  Voya Retirement Insurance and Annuity Company

Witness: /s/ Rebecca Leachman          By: /s/  Joseph Horan

         -------------------------         -----------------------------

             Rebecca Leachman                   Joseph Horan

             Senior Financial Analyst           Vice President and Deputy

             Financial Reporting                Corporate Controller

             Finance Shared Services            US GAAP Reporting

             Voya Financial, Inc.               Voya Retirement Insurance
and Annuity Company